Fair Value Measurements (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Investments reported at fair value primarily consist of government bonds held by our captive insurance entities totaling $48 million and $47 million as of March 31, 2017 and December 31, 2016, respectively. These investments are traded in active markets, have readily determined market values and have maturity dates of greater than three months from the date of purchase. These investments primarily represent collateral for several escrow and trust agreements with third-party beneficiaries and are recorded in deferred charges and other in the Balance Sheets while a portion is included in prepayments and other current assets.
Restructuring Commitments
Estimated Fair Value

(In millions)	Balance	Level 1	Level 2	Level 3
March 31, 2017
Liabilities:
Issuance of CEC convertible notes	$1,630	$—	$—	$1,630
Issuance of CEC common shares	2,367	—	2,367	—
PropCo Call Option	131	—	—	131
Total liabilities at fair value	$4,128	$—	$2,367	$1,761
December 31, 2016
Liabilities:
Issuance of CEC convertible notes	$1,600	$—	$—	$1,600
Issuance of CEC common shares	1,936	—	1,936	—
PropCo Call Option	131	—	—	131
Total liabilities at fair value	$3,667	$—	$1,936	$1,731

Changes in Level 3 Fair Value Measurements

	Three Months Ended March 31, 2017
(In millions)	CEC Convertible Notes	PropCo Call Right
Balance as of beginning of period	$1,600	$131
Loss in restructuring of CEOC and other	30	—
Balance as of end of period	$1,630	$131

As described in Note 1, we recognized certain obligations that we believe will ultimately be settled under the Third Amended Plan or the RSAs. A portion of the obligations we recognized reflect our estimates of the fair value of the consideration CEC has agreed to provide in the form of CEC Common Stock, CEC Convertible Notes, and the PropCo Call Right in exchange for the settlement of litigation claims and potential claims against CEC and its affiliates. These obligations are recorded in accrued restructuring and support expenses on the Balance Sheets and will be accounted for at fair value each period until they are ultimately settled as part of the Restructuring.
Valuation Methodologies
CEC Convertible Notes - We estimated the fair value of the CEC Convertible Notes to be issued using a binomial lattice valuation model that incorporates the value of both the straight debt and conversion features of the notes. In the Third Amended Plan, the CEC Convertible Notes have a face value of $1.1 billion, a term of 7 years, a coupon rate of 5%, and are convertible into 13.714% of fully-diluted CEC equity. The valuation model incorporates assumptions regarding the incremental post-emergence cost of borrowing for CEC, the value of CEC’s equity into which these notes could convert, the expected volatility of such equity, and the risk-free rate.
Key Assumptions -

•	Incremental cost of borrowing - 5%

•	Expected volatility - 30%

•	Risk-free rate - 2.2%
Since the key assumptions used in the valuation model, including CEC’s estimated incremental post-emergence cost of borrowing and the expected volatility of CEC’s equity, are significant unobservable inputs, the fair value for the CEC Convertible Notes is classified as Level 3. Should CEC’s estimated incremental cost of borrowing or equity value fluctuate over time, it could result in an increase or decrease in the fair value of the notes and the corresponding restructuring accrual. Specifically, a decrease in the incremental borrowing rate or an increase in the expected volatility of CEC’s Common Stock would result in an increase in the restructuring accrual.
CEC Common Stock - CEC will issue CEC common shares for the settlement of claims and potential claims and is obligated to repurchase at least $1.0 billion worth of the issued shares at a fixed price. The value of the purchase obligation is not subject to change; therefore, the estimated fair value primarily represents the net shares that we expect to issue after satisfying the repurchase obligation. We have used the fair value of CEC’s common stock to estimate this portion of the restructuring accrual.
Additionally, a portion of our accrued liability represents the fair value associated with the creditors’ right to require CEC to repurchase up to $200 million worth of the newly-issued CEC common shares. We determined the estimate fair value of this potential obligation using the Black-Scholes Option Valuation Model, which incorporates assumptions regarding the value of CEC’s equity, estimated volatility of CEC common equity, and the risk-free rate.
The CEC common equity value is subject to market fluctuations and does not necessarily reflect the final value of completing the transactions contemplated in the Third Amended Plan and the related RSAs. The valuation models used to estimate the fair value of CEC’s common stock expected to be issued do not require significant judgment and inputs can be observed in a liquid market, such as the current trading price and expected volatility of CEC common stock (as observed through the pricing of publicly-traded options of CEC’s shares). However, the valuation model includes inputs other than quoted prices in active markets, such as adjustments related to the dilutive effects of other transactions, including equity issuances in connection with the Restructuring and the Merger; therefore, this portion of the restructuring accrual is classified as Level 2.
PropCo Call Right Agreement - After the Restructuring, PropCo will have a call right for up to five years to purchase and leaseback the real property assets associated with Harrah’s Atlantic City and Harrah’s Laughlin from CERP and Harrah’s New Orleans from CGP for a cash purchase price of ten times the agreed upon annual rent for each property (subject to the terms of the CERP and CGPH credit agreements). The initial rent for each property under the agreement will be determined based on a rent-to-earnings before interest, taxes, depreciation, amortization, and rent (“EBITDAR”) ratio of 1.00-to-1.67. PropCo’s purchase price will be determined by multiplying each property’s initial rent by 10.
The valuation model used to estimate the fair value of the PropCo Call Right is a Monte Carlo simulation and utilized the following key assumptions:
Key Assumptions -

•	Ratio of EBITDAR to Initial Rent under Property Lease - 1.67 to 1.00

•	EBITDAR volatility - 25%

•	Enterprise value to revenue volatility - 14%

•	Ratio of initial purchase price to property lease rent - 12.00 to 1.00

•	EBITDAR to multiple correlation - 0.0%

•	Composite projected revenue growth rate - 2.4%

•	Composite projected EBITDAR margin growth rate -23.2%
Since the key assumptions used in the valuation model are significant unobservable inputs, the fair value for the call right is classified as Level 3. Should these assumptions fluctuate over time, it could result in an increase or decrease in the fair value of the call right and the corresponding restructuring accrual. Specifically, an increase in the volatility assumptions would result in an increase in the restructuring accrual. We are unable to estimate the fair value related to the Harrah’s New Orleans call right due to uncertainty regarding the negotiation of certain terms that would allow the call right to be exercised for this property.

Fair Value Measurements
Our assessment of goodwill and other intangible assets for impairment includes an assessment using various Level 2 (EBITDA multiples and discount rate) and Level 3 (forecasted cash flows) inputs. See Note 7 for more information on the application of the use of fair value to measure goodwill and other intangible assets.
We have not elected the fair value measurement option available under GAAP for any of our assets or liabilities that meet the criteria for this option. The following financial and non-financial assets and liabilities of the Company are measured at fair value on a recurring basis.
Investments

(In millions)	Balance	Level 1	Level 2	Level 3
December 31, 2016
Assets:
Government bonds	$47	$—	$47	$—

December 31, 2015
Assets:
Equity securities	$4	$4	$—	$—
Government bonds	67	—	67	—
Total assets at fair value	$71	$4	$67	$—

Investments primarily consist of equity and debt securities held by our captive insurance entities that are traded in active markets, have readily determined market values and have maturity dates of greater than three months from the date of purchase. These investments primarily represent collateral for several escrow and trust agreements with third-party beneficiaries and are recorded in deferred charges and other in our balance sheets while a portion is included in prepayments and other current assets. As of December 31, 2016 and 2015, gross unrealized gains and losses on marketable securities were not material.
Restructuring Commitments
Estimated Fair Value

(In millions)	Balance	Level 1	Level 2	Level 3
December 31, 2016
Accrual for consider to be issued associated with the Restructuring:
CEC convertible notes	$1,600	$—	$—	$1,600
CEC common shares (1)	1,936	—	1,936	—
PropCo Call Right	131	—	—	131
Total liabilities at fair value	$3,667	$—	$1,936	$1,731
____________________

(1)	Includes $23 million related to the $200 million equity buyback that was reclassified from level 3 to level 2 during 2016.
Changes in Level 3 Fair Value Measurements

	December 31, 2016
(In millions)	CEC Convertible Notes	PropCo Call Option
Balance as of beginning of period	$—	$—
Loss in deconsolidation and restructuring of CEOC and other	1,600	131
Balance as of end of period	$1,600	$131

As described in Note 1, we recognized certain obligations that we believe will ultimately be settled under the Third Amended Plan or the RSAs. A portion of the obligations we recognized reflect our estimates of the fair value of the consideration CEC has agreed to provide in the form of CEC Common Stock, CEC Convertible Notes, and the PropCo Call Right in exchange for the settlement of litigation claims and potential claims against CEC and its affiliates. These obligations are recorded in accrued restructuring and support expenses on the Balance Sheets and will be accounted for at fair value each period until they are ultimately settled as part of the Restructuring.
Valuation Methodologies
CEC Convertible Notes - We estimated the fair value of the CEC Convertible Notes to be issued using a binomial lattice valuation model that incorporates the value of both the straight debt and conversion features of the notes. In the Third Amended Plan, the CEC Convertible Notes have a face value of $1.1 billion, a term of 7 years, a coupon rate of 5%, and are convertible into 13.714% of fully-diluted CEC equity. The valuation model incorporates assumptions regarding the incremental post-emergence cost of borrowing for CEC, the value of CEC’s equity into which these notes could convert, the expected volatility of such equity, and the risk-free rate.
Key Assumptions -

◦	Incremental cost of borrowing - 4.5%

◦	Expected volatility - 35%

◦	Risk-free rate - 2.3%
Since the key assumptions used in the valuation model, including CEC’s estimated incremental post-emergence cost of borrowing and the implied volatility of CEC’s equity, are significant unobservable inputs, the fair value for the CEC Convertible Notes is classified as Level 3. Should CEC’s estimated incremental cost of borrowing or equity value fluctuate over time, it could result in an increase or decrease in the fair value of the notes and the corresponding restructuring accrual. Specifically, a decrease in the incremental borrowing rate or an increase in the implied volatility of CEC’s common stock would result in an increase in the restructuring accrual.
CEC Common Stock - CEC will issue CEC common shares for the settlement of claims and potential claims and is obligated to repurchase at least $1.0 billion worth of the issued shares at a fixed price. The value of the purchase obligation is not subject to change; therefore, the estimated fair value primarily represents the net shares that we expect to issue after satisfying the repurchase obligation. We have used the fair value of CEC’s common stock to estimate this portion of the restructuring accrual.
Additionally, a portion of our accrued liability represents the fair value associated with the creditors’ right to require CEC to repurchase up to $200 million worth of the newly-issued CEC common shares. We determined the estimate fair value of this potential obligation using the Black-Scholes Option Valuation Model, which incorporates assumptions regarding the value of CEC’s equity, estimated volatility of CEC common equity, and the risk-free rate.
The CEC common equity value is subject to market fluctuations and does not necessarily reflect the final value of completing the transactions contemplated in the Third Amended Plan and the related RSAs. The valuation models used to estimate the fair value of CEC’s common stock expected to be issued do not require significant judgment and inputs can be observed in a liquid market, such as the current trading price and expected volatility of CEC common stock (as observed through the pricing of publicly-traded options of CEC’s shares). However, the valuation model includes inputs other than quoted prices in active markets, such as adjustments related to the dilutive effects of other transactions, including equity issuances in connection with the Restructuring and the Merger; therefore, this portion of the restructuring accrual is classified as Level 2.
PropCo Call Right Agreement - After the Restructuring, PropCo will have a call right for up to five years to purchase and leaseback the real property assets associated with Harrah’s Atlantic City and Harrah’s Laughlin from CERP and Harrah’s New Orleans from CGP for a cash purchase price of ten times the agreed upon annual rent for each property (subject to the terms of the CERP and CGPH credit agreements). The initial rent for each property under the agreement will be determined based on a rent-to-earnings before interest, taxes, depreciation, amortization, and rent (“EBITDAR”) ratio of 1.00-to-1.67. PropCo’s purchase price will be determined by multiplying each property’s initial rent by 10.
The valuation model used to estimate the fair value of the PropCo Call Right is a Monte Carlo simulation and utilized the following key assumptions:
Key Assumptions -

•	Ratio of EBITDAR to Initial Rent under Property Lease - 1.67 to 1.00

•	EBITDAR volatility - 25%

•	Enterprise value to revenue volatility - 15%

•	Ratio of initial purchase price to property lease rent - 12.00 to 1.00

•	EBITDAR to multiple correlation - 0.0%

•	Composite projected revenue growth rate - 2.4%

•	Composite projected EBITDAR margin growth rate - 23.2%
Since the key assumptions used in the valuation model are significant unobservable inputs, the fair value for the call right is classified as Level 3. Should these assumptions fluctuate over time, it could result in an increase or decrease in the fair value of the call right and the corresponding restructuring accrual. Specifically, an increase in the volatility assumptions would result in an increase in the restructuring accrual. We are unable to estimate the range of loss related to the Harrah's New Orleans call right due to uncertainty regarding the negotiation of certain terms that would allow the call right to be exercised for this property.
Derivative Instruments
CEOC had eight interest rate swap agreements that expired, which we settled for $17 million during the first quarter of 2015. Interest expense related to the derivatives was $7 million in the first quarter of 2015. We have not entered into any additional derivative transactions since these swaps expired.